UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Michael S. Smith
Title:              Executive Vice President & Manager
Phone:              620-694-2374
Signature,          Place,              and Date of Signing:
Michael S. Smith    Hutchinson, KS      October 14, 2008
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $143,321

List of Other Included Managers:

No.  13F FILE NUMBER               NAME
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       FORM 13F INFORMATION TABLE
                                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP        (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                       COM            002824100         806  14,000 SH       DEFINED           14,000
Aflac Inc                                 COM            001055102         464   7,900 SH       DEFINED            7,900
AT&T Inc                                  COM            00206R102         350  12,522 SH       DEFINED           12,522
Bank of America Corp                      COM            060505104      20,929  59,800 SH       DEFINED           59,800
Barrick Gold Corp                         COM            067901108         214   5,830 SH       DEFINED            5,830
Baxter International Inc                  COM            071813109         218   3,324 SH       DEFINED            3,324
BP PLC                                    SPONSORED ADR  055622104         479   9,540 SH       DEFINED            9,540
Cisco Systems Inc                         COM            17275R102         444  19,660 SH       DEFINED           19,660
Coca Cola Co                              COM            191216100         549  10,385 SH       DEFINED           10,385
Commerce Bancshares Inc                   COM            200525103       1,082  23,314 SH       DEFINED           23,314
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407       3,884 139,194 SH       DEFINED          138,317         877
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308       8,103 293,582 SH       DEFINED          291,488       2,094
Danaher Corp                              COM            235851102         573   8,250 SH       DEFINED            8,250
Disney Walt Co                            COM DISNEY     254687106         233   7,576 SH       DEFINED            7,576
Eaton Vance Corp                          COM NON VTG    278265103         225   6,400 SH       DEFINED            6,400
Emerson Electric Co                       COM            291011104       1,113  27,292 SH       DEFINED           27,292
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506      10,296 162,661 SH       DEFINED          161,691         970
Entergy Corp New                          COM            29364G103         243   2,733 SH       DEFINED            2,733
Exxon Mobil Corp                          COM            30231G102       1,994  25,674 SH       DEFINED           25,674
Financial Select Sector SPDR              SBI INT-FINL   81369Y605      11,909 598,753 SH       DEFINED          594,278       4,475
General Electric Co                       COM            369604103         807  31,642 SH       DEFINED           31,642
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209      11,313 376,469 SH       DEFINED          374,400       2,069
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704       9,007 292,450 SH       DEFINED          290,410       2,040
International Business Machines Corp      COM            459200101         337   2,880 SH       DEFINED            2,880
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465      14,406 255,888 SH       DEFINED          254,365       1,523
Johnson & Johnson                         COM            478160104       1,054  15,216 SH       DEFINED           15,216
JPMorgan Chase & Co                       COM            46625H100         726  15,556 SH       DEFINED           15,556
Kroger (The) Co                           COM            501044101      10,615 386,287 SH       DEFINED          386,287
Materials Select Sector SPDR              SBI MATERIALS  81369Y100       3,262  97,674 SH       DEFINED           97,164         510
McDonalds Corp                            COM            580135101       1,829  29,650 SH       DEFINED           29,650
Northern Tr Corp                          COM            665859104         233   3,231 SH       DEFINED            3,231
Pfizer Inc                                COM            717081103         288  15,600 SH       DEFINED           15,600
Praxair Inc                               COM            74005P104         230   3,200 SH       DEFINED            3,200
Procter & Gamble Co                       COM            742718109       1,704  24,452 SH       DEFINED           24,452
Stryker Corp                              COM            863667101         601   9,650 SH       DEFINED            9,650
Technology Select Sector SPDR             SBI INT-TECH   81369Y803      14,734 742,252 SH       DEFINED          737,548       4,704
US Bancorp                                COM NEW        902973304         418  11,597 SH       DEFINED           11,597
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886       4,977 149,760 SH       DEFINED          149,176         584
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858         551  15,890 SH       DEFINED           15,621         269
Wachovia Cp 2nd New                       COM            929903102          42  54,359 SH       DEFINED           54,359
Wal-Mart Stores Inc                       COM            931142103       1,238  20,673 SH       DEFINED           20,673
Walgreen Co                               COM            931422109         417  13,464 SH       DEFINED           13,464
Wells Fargo & Co New                      COM            949746101         424  11,309 SH       DEFINED           11,309